Symons Alpha Growth Institutional Fund

Symons Alpha Value Institutional Fund

Supplement to Prospectus dated December 14, 2006

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Effective as of January 1, 2008, each of the Symons Alpha Growth Institutional Fund and Symons Alpha Value Institutional Fund has eliminated its Rule 12b-1 Plan and, therefore, will no longer charge any 12b-1 fees. As a result, all references in the Prospectus to the Funds’ Rule 12b-1 Plans and the 12b-1 fees thereunder are hereby deleted in their entirety.

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This Supplement, and the Prospectus dated December 14, 2006, provide information that you should know before investing in the Fund and should be retained for future reference. Additional information is included in the Statement of Additional Information of the Fund dated December 14, 2006, which has been filed with the Securities and Exchange Commission and which is incorporated herein by reference. These documents are available upon request and without charge by calling Shareholder Services at (877) 679-6667.

This Supplement is dated January 29, 2008

4659354.1

Symons Alpha Growth Institutional Fund

Symons Alpha Value Institutional Fund

Supplement to Statement of Additional Information dated December 14, 2006

________________

Effective as of January 1, 2008, each of the Symons Alpha Growth Institutional Fund and Symons Alpha Value Institutional Fund has eliminated its Rule 12b-1 Plan and, therefore, will no longer charge any 12b-1 fees. As a result, all references in the Statement of Additional Information to the Funds’ Rule 12b-1 Plans and the 12b-1 fees thereunder are hereby deleted in their entirety.

Supplement effective January 29, 2008

4659354.1